Note 10 - Deferred Revenues	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Deferred Revenue Disclosure [Text Block]
10—DEFERRED
REVENUES

Deferred revenues consist of the following:

	December 31,
	2016	2015
Deferred revenues on maintenance contracts	1,487	1,294
Deferred revenue on RPP	350	126
Deferred revenue on sale of devices	173	287
Deferred research and development grants	201	394
Total	2,211	2,101
Less long term portion	(333)	(504)
Current portion	1,878	1,597